FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 22 – FINANCIAL INSTRUMENTS

a)Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2023 and 2022, their category of financial instrument and the details of profits and losses generated according to each category.

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2023	cost	loss	Income	Total
Assets
Cash and cash equivalents	126,516	33,258	—	159,774
Investments	12,110	111,859	—	123,969
Trade receivables	133,120	—	—	133,120
Other receivables	21,615	10	1,986	23,611
Total	293,361	145,127	1,986	440,474
Liabilities
Trade payables	357,768	—	—	357,768
Borrowings	2,128,069	—	—	2,128,069
Leases liabilities	88,645	—	—	88,645
Other liabilities	14,346	1,593	—	15,939
Total	2,588,828	1,593	—	2,590,421

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2022	cost	loss	Income	Total
Assets
Cash and cash equivalents	99,563	25,162	—	124,725
Investments	—	26,074	—	26,074
Trade receivables	117,507	—	—	117,507
Other receivables	5,585	7,631	990	14,206
Total	222,655	58,867	990	282,512
Liabilities
Trade payables	278,946	—	—	278,946
Borrowings	1,461,033	1,185	(1,127)	1,461,091
Leases liabilities	89,987	—	—	89,987
Other liabilities	2,453	2,227	—	4,680
Total	1,832,419	3,412	(1,127)	1,834,704

Gains and losses by category – Year 2023

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	63,196	24,823
Financial liabilities at amortized cost	(758,092)	(22,142)
Financial assets at fair value through profit or loss	88,770	64,323
Financial liabilities at amortized cost through profit or loss	(31,136)	—
Total	(637,262)	67,004

Gains and losses by category – Year 2022

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	18,143	14,216
Financial liabilities at amortized cost	63,960	(51,759)
Financial assets at fair value through profit or loss	(29,848)	(2,283)
Financial liabilities at amortized cost through profit or loss	(17,233)	—
Total	35,022	(39,826)

Gains and losses by category – Year 2021

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	38,403	8,025
Financial liabilities at amortized cost	159,397	(134,267)
Financial assets at fair value through profit or loss	4,288	570
Financial liabilities at fair value through profit or loss	(17,124)	—
Total	184,964	(125,672)

b)Fair value hierarchy and other disclosures

The Company presents the judgments and estimates made to determine the fair values of the financial instruments that are recognized and measured at fair value in its consolidated financial statements.

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 13:

-	Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.
-

Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g., as prices) or indirectly (e.g., derived from prices).

-	Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of December 31, 2023 and 2022, and the level of hierarchy are listed below:

As of December 31, 2023	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	14,426	—	14,426
Government bonds (1) (2)	130,691	—	130,691
Other receivables: DFI (3)	—	1,549	1,549
Other receivables: Indemnification assets (4)	—	10	10
Non-current Assets
Other receivables: DFI (3)	—	437	437
Total assets	145,117	1,996	147,113
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	567	567
Borrowings: DFI	—	—	—
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	1,026	1,026
Total liabilities	—	1,593	1,593

As of December 31, 2022	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	17,966	—	17,966
Government bonds (1) (2)	40,790	—	40,790
Other receivables: DFI (3)	—	365	365
Other receivables: Indemnification assets (4)	—	109	109
Non-current Assets
Other receivables: DFI (3)	—	627	627
Total assets	58,756	1,101	59,857
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	613	613
Borrowings: DFI	—	58	58
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	1,614	1,614
Total liabilities	—	2,285	2,285
(1)

The Mutual funds are included in Cash and cash equivalents, Investments and Guarantee of financial operations included in Other receivables. The Government bonds are included in Cash and cash equivalents and Investments.

(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars and RMB, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and; b) DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

(4)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.

During the years ended December 31, 2023 and 2022, there were no transfers between Levels of the fair value hierarchy.

Additionally, in accordance with IFRS 7, the methods and assumptions used to estimate the fair values of each class of financial instrument falling under the scope of IFRS 13 as of December 31, 2023 and 2022 are as follows:

Trade receivables and Other receivables: Carrying amounts are considered to approximate fair value due to the short term nature of these receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant.

Trade payables and Other liabilities: The carrying amount of trade payables and other liabilities to approximates its fair value due to the short term nature of these debts. Noncurrent trade payables and other liabilities have been discounted.

Borrowings

As of December 31, 2023, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	1,305,742	1,210,111
Other borrowings	822,327	828,547
	2,128,069	2,038,658

As of December 31, 2022, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	835,024	846,820
Other borrowings	626,067	612,754
	1,461,091	1,459,574

The fair value of the loans was assessed as follows:

a)	The fair value of Notes traded in active markets was measured based on quoted market prices at the end of the reporting period. As a result, its valuation classifies as Level 1.
b)	The fair value of Notes that are not traded in an active market was measured based on quotes provided by first-tier financial entities, so their valuation qualifies as Level 2.
c)	Fort the rest of the borrowings, the fair values were calculated based on cash flows discounted using a current lending rate, so as they are classified as level 3.

Other receivables, net and Other liabilities

The carrying amount of other receivables, net and Other liabilities reported in the consolidated statement of financial position approximates its fair value.

c)Hedge accounting

Derivatives are used by Telecom and its subsidiaries to manage their exposure to exchange rate and interest rate risks.

The position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income, are detailed below:

	As of December 31,
	2023	2022
Other receivables current - DFI: SOFR	1,549	365
Other receivables non current - DFI: SOFR	437	627
Total assets	1,986	992
Borrowings current - DFI: Exchange rate	—	58
Total liabilities	—	58

	Years ended December 31,
	2023	2022	2021
	Profit (loss)
Foreign currency exchange effect on borrowings	7,932	(4,842)	(11,108)
Interests on borrowings	(1,243)	(458)	(2,292)
Financial results	6,689	(5,300)	(13,400)
DFI effects classified as hedges	1,313	1,893	2,074
Other comprehensive income (loss)	1,313	1,893	2,074

●	Interest rate swaps – cash flow hedges

As of December 31, 2023, the three DFI agreements signed (during September, 2022) by the Company remain in force, to hedge the fluctuation of SOFR from the IFC loan signed on June 28, 2022, for its total amount, for the period beginning February 15,2023 to August 15, 2025. The amounts hedged in each agreement are: two for a total amount of US$60 million each, and one for a total amount of US$64.5 million. The interest rates are 3.605%, 3.912% and 3.895%, respectively.

In September 2022, the several DFI agreements were finalized to hedge the fluctuation of LIBOR from the IFC loan amounting to US$400 million and from the IIC loan amounting to US$100 million. The mentioned agreements hedged a total amount of US$440 million. Such DFI allows fixing the variable rate in a range between 2.085% and 2.4525% nominal annual rate.

●     Exchange rate Hedges

During year ended December 31, 2023, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$752 million fixing the average exchange rate in 279.8 Argentine pesos/US$, expiring between February 2023 and November 2023. Additionally, entered into one DFI agreement to RMB20 million fixing the average exchange rate in 37 Argentine pesos/RMB, $, expiring in May 2023 and July 2023.

During year ended December 31, 2022, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$262 million fixing the average exchange rate in 166.1 Argentine pesos/US$, expiring between February 2022 and June 2023. Additionally, on December 2022, entered into one DFI agreement to RMB15 million fixing the average exchange rate in 27.8 Argentine pesos/RMB, expiring in January 2023.

During year ended December 31, 2021, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$473 million fixing the average exchange rate in 102.49 Argentine pesos/US$, expiring between March 2021 and September 2022.

d)	Offsetting of financial assets and financial liabilities

Telecom and its subsidiaries offset the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that Telecom has the intention to make such offsetting. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators including interconnection, carriers and Roaming (being offsetting a standard practice in the telecommunications industry at the international level that Telecom and its subsidiaries applies regularly). Offsetting is also applied to transactions with agents.

The following table presents financial assets and liabilities that are offset as of December 31, 2023 and 2022:

	As of December 31, 2023
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	140,402	24,483	(365,050)	(16,811)
Offsetting	(7,282)	(872)	7,282	872
Current and noncurrent assets (liabilities) – Carrying Value	133,120	23,611	(357,768)	(15,939)

	As of December 31, 2022
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	125,096	15,626	(286,535)	(6,100)
Offsetting	(7,589)	(1,420)	7,589	1,420
Current and noncurrent assets (liabilities) – Carrying Value	117,507	14,206	(278,946)	(4,680)